Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 4,618	$ 705
Accounts receivable, net	651	3,335
Unbilled energy incentives earned	5,607	4,954
Prepaid expenses and other current assets	3,344	1,482
Taxes recoverable	631	1,388
Restricted Cash	19,161
Current discontinued assets held for sale	80,943
Total Current Assets	114,955	11,864
Property and equipment, net	61,302	68,953
Right of use asset	1,330	1,004
Restricted cash		6,598
Other receivable	1,483
Capitalized development cost and other long-term assets, net	6,216	2,146
Non-current discontinued assets held for sale		87,750
Total Assets	185,286	178,315
Current Liabilities
Accounts payable	5,084	1,138
Accrued liabilities	24,410	3,471
Taxes payable	14	616
Deferred income	5,607	4,954
Operating lease liability	175	75
Green bonds	166,122
Convertible and non-convertible promissory notes, net of debt issuance costs	31,420
Current discontinued liabilities held for sale	14,259
Total Current Liabilities	247,091	10,254
Green bonds		149,481
Convertible and non-convertible promissory notes, net of debt issuance costs		9,214
Operating lease liability, net of current portion	1,252	960
Asset retirement obligations	197	397
Non-current discontinued liabilities held for sale		10,591
Total Liabilities	248,540	180,897
Shareholders’ Deficit
Preferred stock, $0.0001 par value, 1,000,000 authorized as of December 31, 2023. 0 issued and outstanding as of December 31, 2023.
Common Stock, $0.0001 par value, 150,000,000 authorized as of December 31, 2023; 71,905,363 issued and outstanding as of December 31, 2023 and 57,500,000 issued and outstanding as of December 31, 2022.	7	6
Additional paid in capital	27,874	19,797
Foreign Currency Translation Reserve	(2,924)	(3,638)
Accumulated deficit	(88,211)	(18,747)
Total Shareholders’ Deficit	(63,254)	(2,582)
Total Liabilities and Shareholder’ Deficit	$ 185,286	$ 178,315